GEOGRAPHICAL INFORMATION (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)		Dec. 31, 2016 CNY (¥)
Geographical information
Revenue	[1]	$ 657,446	¥ 4,564,650	¥ 3,773,877	[2]	¥ 1,858,182	[2]
PRC
Geographical information
Revenue		261,828	1,817,874	1,840,290		1,538,698
Property and equipment, net		15,821		116,787				¥ 109,846
Non-PRC.
Geographical information
Revenue		395,618	2,746,776	1,933,587		319,484
United States
Geographical information
Revenue		$ 140,754	¥ 977,257	282,543		53,683
United States | Sales Revenue, Net | Geographic concentration
Geographical information
Percentage of total revenue		20.00%	20.00%
Ireland
Geographical information
Revenue		$ 131,233	¥ 911,154	1,086,110		72,082
Rest of the world
Geographical information
Revenue		123,631	¥ 858,365	564,934		¥ 193,719
Non-PRC
Geographical information
Property and equipment, net		$ 1,094		¥ 4,454				¥ 7,593

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows:year ended December 31, 201420152016 (As adjusted) (a)(As adjusted) (a)RMBRMBRMBUS$ Revenues 82,191 307,986 155,849 22,447Cost of revenues (19,317) (20,932) (58,118) (8,371)Research and development (5,942) (6,448) (4,788) (690)Selling and marketing (27,379) (108,422) (76,933) (11,081)General and administrative (5,158) (5,072) (25,620) (3,690)Details of the related party transactions are set out in note 16(b) to the consolidated financial statements.
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)